Performance Management	Aug. 28, 2026
Nuance Concentrated Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The accompanying bar chart and performance table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year-to-year. Figures shown in the bar chart are for the Fund’s Institutional Class shares.  Next to the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows the Fund’s average annual total returns over time compared with the S&P 500® Index, a broad-
based equity securities market index, and the Russell 3000 Value Index, an additional benchmark index that more closely represents the investment exposure sought by the Fund. Investor Class returns shown in the performance table reflect the maximum sales charge of 5.00%.  Past performance (before and after taxes) will not necessarily continue in the future. Updated performance information is available on the Fund’s website at https://www.nuanceinvestments.com/concentrated-value-fund or by calling 1-855-NUANCE3 (1-855-682-6233).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) will not necessarily continue in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and performance table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year-to-year.
Performance Additional Market Index [Text]	The performance table that follows shows the Fund’s average annual total returns over time compared with the S&P 500® Index, a broad-based equity securities market index, and the Russell 3000 Value Index, an additional benchmark index that more closely represents the investment exposure sought by the Fund.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31:
Bar Chart Closing [Text Block]

Best Quarter	Worst Quarter
Q4 2020 15.21%	Q1 2020 -20.15%

Year-to-Date as of June 30, 2026
9.57%

Year to Date Return, Label [Optional Text]	Year-to-Date
Bar Chart, Year to Date Return	9.57%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.21%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.15%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2025
Performance Table Does Reflect Sales Loads	Investor Class returns shown in the performance table reflect the maximum sales charge of 5.00%.
Performance Table Uses Highest Federal Rate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  The “Return After Taxes on Distributions and
Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.  Actual after-tax returns depend on your situation and may differ from those shown.  After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses. Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts
(“IRAs”).
Performance Availability Website Address [Text]	https://www.nuanceinvestments.com/concentrated-value-fund
Performance Availability Phone [Text]	1-855-682-6233
Nuance Mid Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The accompanying bar chart and performance table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year-to-year.  Figures shown in the bar chart are for the Fund’s Institutional Class shares.  Next to the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows the Fund’s average annual total returns over time compared with the S&P 500® Index, a broad-
based equity securities market index, and the Russell Midcap Value Index, an additional benchmark index that more closely represents the investment exposure sought by the Fund. Investor Class returns shown in the performance table reflect the maximum sales charge of 5.00%.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance information is available on the Fund’s website at https://www.nuanceinvestments.com/mid-cap-value-fund or by calling 1-855-NUANCE3 (1-855-682-6233).
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) will not necessarily continue in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and performance table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year-to-year.
Performance Additional Market Index [Text]	The performance table that follows shows the Fund’s average annual total returns over time compared with the S&P 500® Index, a broad-based equity securities market index, and the Russell Midcap Value Index, an additional benchmark index that more closely represents the investment exposure sought by the Fund.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31:
Bar Chart Closing [Text Block]

Best Quarter	Worst Quarter
Q4 2020 15.31%	Q1 2020 -19.25%

Year-to-Date as of June 30, 2026
9.82%

Year to Date Return, Label [Optional Text]	Year-to-Date
Bar Chart, Year to Date Return	9.82%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.31%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.25%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2025
Performance Table Does Reflect Sales Loads	Investor Class returns shown in the performance table reflect the maximum sales charge of 5.00%.
Performance Table Uses Highest Federal Rate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class or Z Class will vary to the extent they have different expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown. After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class or Z Class will vary to the extent they have different expenses.
Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	https://www.nuanceinvestments.com/mid-cap-value-fund
Performance Availability Phone [Text]	1-855-682-6233